Rollforward for loss allowance related to real estate loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Real Estate Loans Held For Sale		Dec. 31, 2010 Real Estate Loans Held For Sale	Dec. 31, 2011 Real Estate Loans Held For Sale Restated		Dec. 31, 2012 Residential Mortgage Loans Held For Sale		Dec. 31, 2010 Residential Mortgage Loans Held For Sale	Dec. 31, 2011 Residential Mortgage Loans Held For Sale Restated		Dec. 31, 2012 Residential Mortgage Loans Held For Investment		Dec. 31, 2010 Residential Mortgage Loans Held For Investment		Dec. 31, 2011 Residential Mortgage Loans Held For Investment Restated
Balance Beginning	$ (228,017)					$ (2,461)					$ (26,075)	[1]
Charge-offs	17,742	[2]		71,945	[2]	896	[2]		4,232	[2]	7,716	[1],[2]			5,802	[1],[2]
Reclassified as accretable discount					[3]					[3]					14,439	[1],[3]
Transfer to held-for-investment									21,364						(21,364)	[1]
Valuation (allowance) reversal on loans	28,213		299,620	21,629		493		41,227	(2,864)		(4,119)	[1]	(960)		(3,602)	[1]
Balance Ending	$ (182,062)		$ (321,591)			$ (1,072)		$ (25,193)			$ (22,478)	[1]	$ (21,350)	[1]

[1]	(C) The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.
[2]	(A) The charge-offs for real estate related loans represent two and six loans which were written off, sold, restructured, or paid off at a discounted price during 2012 and 2011, respectively.
[3]	(B) Represents the accretable discount of the residential loans upon the reclassification from held-for-sale to held-for-investment, which will be recognized prospectively as an adjustment of the loans' yield over the expected life of the loans.